Business Combination and Other Transaction (Details) - Schedule of the Purchase Price to Assets Acquired and Liabilities Assumed $ in Thousands	Dec. 31, 2023 USD ($)
Nanox AI Ltd [Member]
Business Combination and Other Transaction (Details) - Schedule of the Purchase Price to Assets Acquired and Liabilities Assumed [Line Items]
Cash, cash equivalents and Restricted Cash	$ 6,956
Accounts Receivables	99
Other current assets	430
Intangible assets	79,816
Goodwill	51,243
Other assets	1,693
Total assets acquired	140,237
Net deferred tax liabilities	3,413
Contingent short term earnout liability	38,129
Contingent long-term earnout liability	2,660
Convertible note	3,000	[1]
Other labilities	4,525
Total liabilities assumed	51,727
Net assets acquired	88,510
USARAD Holding Inc. [Member]
Business Combination and Other Transaction (Details) - Schedule of the Purchase Price to Assets Acquired and Liabilities Assumed [Line Items]
Accounts Receivables	912
Intangible assets	21,187
Goodwill	7,055
Other assets	33
Total assets acquired	29,519
Net deferred tax liabilities	3,766
Contingent short term earnout liability	3,453
Other labilities	557
Total liabilities assumed	10,872
Net assets acquired	18,647
Cash and cash equivalents	332
Loan from a government agency	144
Contingent long term earnout liability	$ 2,952

[1]	A 3 years Convertible Loan Agreement, dated August 9, 2021 between the Company and Nanox AI in the amount of $3 million, which bears an annual interest of 6% and shall be automatically converted into the Nanox AI’s Preferred C Shares, at a price per share of $23.42. This loan is eliminated in the consolidated financial statements.